Description of the Plan - Schedule of Matching Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
Threshold
EBP, Description of Plan [Line Items]
Annual Old Republic combined ratio achievement objective for the Plan year	99.00%
Annual variable rate contribution, percentage	50.00%
Objective
EBP, Description of Plan [Line Items]
Annual Old Republic combined ratio achievement objective for the Plan year	92.50%
Annual variable rate contribution, percentage	100.00%
Maximum
EBP, Description of Plan [Line Items]
Annual Old Republic combined ratio achievement objective for the Plan year	89.00%
Annual variable rate contribution, percentage	150.00%